Document and Entity Information	12 Months Ended
Dec. 31, 2019
Cover [Abstract]
Entity Registrant Name	Better Choice Co Inc.
Entity Central Index Key	0001471727
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Small Business	true
Document Type	S-1/A
Amendment Flag	false